Intangible Assets, Net (Tables)	6 Months Ended
Jun. 30, 2023
Intangible Assets, Net [Abstract]
Schedule of Acquired Intangible Asset	The following table summarizes acquired intangible asset balances as of:
	December 31, 2022	June 30, 2023	June 30, 2023
	RMB	RMB (Unaudited)	USD (Unaudited)
Copyrights	8,955,000	8,955,000	1,239,309
Non-compete agreements	42,200,000	42,200,000	5,840,184
Subtotal	51,155,000	51,155,000	7,079,493
Less: accumulated amortization	(44,438,750)	(44,811,875)	(6,201,649)
Intangible assets, net	6,716,250	6,343,125	877,844

Schedule of Estimated Amortization	The estimated amortization is as follows:
Twelve months ending June 30,	Estimated amortization expense	Estimated amortization expense
	RMB	USD
2023	1,492,500	215,738
2024	1,492,500	215,738
2025	1,492,500	215,738
2026	1,492,500	215,738
Thereafter	-	-
Total	5,970,000	862,954